FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 6)					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 US$175,000,000 senior notes USD ($)	Dec. 31, 2013 US$54,000,000 senior notes USD ($)	Dec. 31, 2013 US$225,000,000 senior notes USD ($)	Dec. 31, 2013 Market Risk CCIRS CAD	Jun. 19, 2002 Market Risk CCIRS CAD	Jun. 19, 2002 Market Risk CCIRS US$175,000,000 senior notes USD ($)	Dec. 31, 2013 Market Risk Foreign Exchange Swaps USD ($)	Dec. 31, 2007 Market Risk Foreign Exchange Swaps	Dec. 31, 2011 Market Risk Foreign Exchange Swaps US$175,000,000 senior notes USD ($)	Dec. 31, 2007 Market Risk Foreign Exchange Swaps US$54,000,000 senior notes USD ($)	Dec. 31, 2011 Market Risk Foreign Exchange Swaps US$225,000,000 senior notes USD ($)
Risk Management
Face value of debt		$ 175,000,000	$ 54,000,000	$ 225,000,000			$ 175,000,000			$ 175,000,000	$ 54,000,000	$ 225,000,000
Notional debt					53,700,000	268,300,000		$ 21,600,000
Floating rate basis					three-month Canadian bankers' acceptances
Margin on floating rate (as a percent)					1.18%
Foreign exchange rate (US$/CDN$)	1.0636								1.02
Percentage of debt based on fixed interest rates	74.00%
Percentage of debt based on floating interest rates	26.00%